Cash and Cash Equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2021 USD ($) item	Oct. 05, 2021 EUR (€)	Oct. 05, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash and Cash Equivalents
Current deposits	€ 5
Cash in hand and at banks	547,974	€ 655,493
Total cash and cash equivalents recognized in the balance sheet	547,979	655,493
Restricted cash		2,020,118
Total cash and cash equivalents recognized in the statement of cash flows	547,979	€ 2,675,611				€ 579,647	€ 741,982
Number of bonds issued | item		2	2
Nominal value	€ 4,638,444	€ 4,697,462				€ 2,675,000
Senior Unsecured Notes, Tranche one
Cash and Cash Equivalents
Nominal value		€ 1,400,000		€ 1,400,000
Senior Unsecured Notes, Tranche two
Cash and Cash Equivalents
Nominal value | $			$ 705		$ 705